Note Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Note Payable
Schedule of the note payable

	March 31,	December 31,
Notes Payable	2024	2023
Note payable issued January 12, 2023 (Face Value: $220,000)	$220,000	$220,000
Total note payable and line of credit	$220,000	$220,000

Notes Payable	December 31, 2023	December 31, 2022
Note payable issued October 6, 2022 (Face Value: $666,667)	$—	$666,667
Note payable issued January 12, 2023 (Face Value: $220,000)	220,000	—
Total notes payable and line of credit	220,000	666,667
Less: unamortized debt discount, net	—	(259,536)
Total notes payable at carrying value	$220,000	$407,131